Summary of Significant Accounting Policies (Details) - Schedule of Redeemable and Non-Redeemable Common Stock - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Redeemable common stock
Numerator: net income (loss) allocable to redeemable common stock	$ 103,338	$ (325,750)	$ 212,066	$ (493,994)	$ (178,613)
Denominator: weighted average number of redeemable common stock	6,612,930	8,625,000	7,618,965	6,433,011	7,538,014
Basic and diluted net income (loss) per redeemable common stock	$ 0.02	$ (0.04)	$ 0.03	$ (0.08)	$ (0.02)
Non-redeemable common stock
Numerator: net loss allocable to non-redeemable common stock	$ (336,141)	$ (154,946)	$ (622,483)	$ (284,829)	$ (571,734)	$ (13,782)
Denominator: weighted average number of non-redeemable common stock	3,006,250	3,006,250	3,006,250	2,950,180	2,978,445	2,500,000
Basic and diluted net loss per non-redeemable common stock	$ (0.11)	$ (0.05)	$ (0.21)	$ (0.1)	$ (0.19)	$ (0.01)